Business Combinations (Tables)	3 Months Ended
Mar. 31, 2025
Schedule of fair values of the identifiable assets and liabilities
Net assets acquired
Inventory	$124
Property and equipment	81
Right of use asset	80
Pharmacy license	58
Customer lists	96
Goodwill	565
Current portion of lease obligation	(56)
Lease obligation	(24)
Net assets acquired	$924
Summary of purchase consideration
Cash paid	$542
Acquisition Payable	382
Purchase consideration	$924